Accrued Expenses and Other Liabilities - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Credit card
Other Liabilities [Line Items]
Unamortized annual fees	₨ 285.6	$ 4.6	₨ 176.3